Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-Interest Transactions	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments include shares of Crane Company common stock, registered investment companies and collective trust funds managed by Vanguard. As a result of Spin-Off, the Plan included Crane NXT, Co. common stock as an investment alternative. The Crane NXT, Co. Stock Fund has been frozen to new investments, elective deferrals, Company contributions, loan repayments, rollover contributions and account transfers since the Spin-Off. The Crane NXT, Co. Stock Fund was removed from the Plan effective July 1, 2025 and was liquidated as of December 31, 2025. As of December 31, 2025, Crane Company is the Plan sponsor and Vanguard is a trustee as defined by the Plan (see Note 1), and therefore, these transactions qualify as exempt party-in-interest transactions. Balances of these funds as of December 31, 2025 and 2024 were $1,022,355,985 and $970,763,565, respectively. These funds had net investment income of $137,952,996 and $112,942,370 for the years ended December 31, 2025 and 2024, respectively. Fees incurred for investment management services, if any, were paid by the Plan as a reduction in the return on investment.
As of December 31, 2025 and 2024, the Plan held 479,451 and 566,240 shares, respectively of Crane Company common stock, with a fair value of $88,425,242 and $85,926,972, respectively. As of December 31, 2024, the Plan held 531,987 shares of Crane NXT, Co. common stock, with a fair value of $30,972,339. As of December 31, 2025 the Crane Company Stock Fund had a cost basis of $19,167,791. As of December 31, 2024, on a combined basis, the stock funds (Crane Company Stock Fund and Crane NXT, Co. Stock Fund) had a cost basis of $29,349,079. During the years ended December 31, 2025 and 2024, the Plan recorded investment income of $15,301,910 and $21,876,481, respectively related to its combined investment in the Crane Company and Crane NXT, Co. common stock.
The Plan issues loans to participants under the deferred arrangement portion of the Plan, which are secured by the vested balances in the participants’ accounts. Notes receivables from participants as of December 31, 2025 and 2024 are $11,174,323 and $12,850,814, respectively.
Certain officers and employees of the Company (who may also be participants in the Plan) perform administrative services related to the operation and financial reporting of the Plan. The Company pays these individuals salaries and also pays other administrative expenses on behalf of the Plan.
NON-EXEMPT TRANSACTIONS
On January 2, 2024, the Company acquired Vian Enterprises, Inc. ("Vian"). In connection with the Vian acquisition, the Vian Enterprises, Inc. 401(k) Profit Sharing Plan and Trust (the "Vian Plan") was merged into the Plan, and Vian employees became eligible to participate in the Plan, effective June 30, 2024. As reported on the Vian Plan Form 5500 Supplemental Schedule of Delinquent Participant Contributions (Schedule H, Line 4a) Vian failed to remit timely to the Vian Plan’s custodian certain employee contributions in the amount of $11,258, within the period prescribed by the DOL regulations, which was inherited by the Plan. The delay in remitting contributions to the custodian was due to administrative errors.